Taxes Payable	12 Months Ended
Dec. 31, 2021
Taxes Payable
Taxes Payable

20. Taxes payable

	12/31/2021	12/31/2020
ICMS	146,598	180,522
IPI	4,163	8,952
PIS and COFINS	13,667	13,187
ISS	45,533	38,328
Value-added tax (IVA) of foreign subsidiaries	-	27,322
Others	19,215	17,703
	229,176	286,014